REVENUE (Tables)	9 Months Ended
Sep. 28, 2019
Revenue from Contract with Customer [Abstract]
Schedule of accounts receivable and contract liabilities
The following table provides information about accounts receivable and contract liabilities at the periods indicated (in thousands):

	September 28, 2019		At Adoption - December 30, 2018 (1)
Accounts receivable, net	$74,757?	?	$60,336?	?
Contract liabilities	(3,538)	?	(9,457)	?
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(1)We adopted ASC 606 on December 30, 2018. See Note 1 for additional information.

Schedule of disaggregate our net sales
The following table disaggregates our net sales by channel, product category, and geography for the periods indicated (in thousands):

	Three Months Ended				Nine Months Ended
	September 28, 2019		September 29, 2018(1)		September 28, 2019		September 29, 2018(1)
Net Sales by Channel
Wholesale	$136,198?	?	$124,958?	?	$378,982?	?	$360,731?	?
Direct-to-consumer	92,927?	?	71,151?	?	237,150?	?	176,923?	?
Total net sales	$229,125?	?	$196,109?	?	$616,132?	?	$537,654?	?

Net Sales by Category
Coolers & Equipment	$97,843?	?	$86,665?	?	$266,551?	?	$240,007?	?
Drinkware	126,368?	?	104,049?	?	334,278?	?	280,703?	?
Other	4,914?	?	5,395?	?	15,303?	?	16,944?	?
Total net sales	$229,125?	?	$196,109?	?	$616,132?	?	$537,654?	?

Net Sales by Geographic Region
United States	$221,501?	?	$191,276?	?	$591,147?	?	$527,348?	?
International	7,624?	?	4,833?	?	24,985?	?	10,306?	?
Total net sales	$229,125?	?	$196,109?	?	$616,132?	?	$537,654?	?
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(1)Prior year information is presented in accordance with accounting guidance in effect during that period and has not been updated to reflect the impact of ASC 606. See Note 1 for additional information.